Share-based payment obligations - Valuation assumptions - (Details)	Jul. 01, 2021 USD ($) $ / shares	Jul. 14, 2020 USD ($) $ / shares	Mar. 09, 2020 USD ($) $ / shares	Jul. 10, 2019 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment | $ / shares				$ 0
Share price assumption | $ / shares	$ 23.19	$ 22.14	$ 21.20	$ 22.04
Forfeiture rate	0.00%			10.00%
Expected dividend	$ 0	$ 0	$ 0	$ 0
Share options Issued	159,369	33,405	120,228
Fair value of options granted, at grant date	$ 3,700,000	$ 700,000	$ 2,200,000
Incentive Plan One.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate		0.00%	0.00%	5.00%
Incentive Plan Two.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate		5.00%	5.00%	0.00%
Incentive Plan Three.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate		10.00%	10.00%